Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and Equipment, Net
Property and equipment consisted of the following:

	December 31, 2016	December 31, 2015
Furniture and fixtures	$182,257	$236,366
Computer hardware	66,810	52,112
Leasehold improvements	12,849	9,117
	261,916	297,595
Less accumulated depreciation and amortization	(159,356)	(211,850)
Total	$102,560	$85,745

Depreciation expense was $32,298 and $67,415 for the fiscal years ended December 31, 2016 and December 31, 2015, respectively.